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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited

Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891



Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lena Chia Yue Joo

Title:   Authorized Signatory

Phone:   +65 6828 6968


Signature, Place, and Date of Signing:

 /s/ Lena Chia Yue Joo             Singapore              February 13, 2013
_______________________       ___________________       ______________________

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:       17
             Form 13F Information Table Entry Total:  21
             Form 13F Information Table Value Total:  3,683,112
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number  Name

    1.   28-13096              Baytree Investments (Mauritius) Pte Ltd

    2.   [.]                   Coral Investments Pte Ltd

    3.   [.]                   Dahlia Investments Pte. Ltd.

    4.   28-14160              Dunearn Investments (Mauritius) Pte Ltd

    5.   [.]                   Fullerton Fund Investments Pte Ltd

    6.   [.]                   Havelock Fund Investments Pte Ltd

    7.   28-14164              Marina Capital Pte. Ltd.

    8.   28-14158              Northbrooks Investments (Mauritius) Pte Ltd

    9.   [.]                   SeaTown GP Pte. Ltd.

    10.  [.]                   SeaTown Holdings International Pte. Ltd.

    11.  28-14162              SeaTown Holdings Pte. Ltd.

    12.  28-13095              Seletar Investments Pte Ltd

    13.  [.]                   Sennett Investments (Mauritius) Pte Ltd

    14.  28-14803              Sherwood Investments Pte Ltd

    15.  28-13090              Temasek Capital (Private) Limited

    16.  28-14163              Tembusu Capital Pte. Ltd.

    17.  [.]                   Thomson Capital Pte. Ltd.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7           COLUMN 8
--------                 --------- --------- --------- ------------------- ---------- -------------- ----------------------
                                                                                                        VOTING AUTHORITY
                         TITLE OF             VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER      ----------------------
NAME OF ISSUER            CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE    SHARED NONE
------------------------ --------- --------- --------- ---------- --- ---- ---------- -------------- ---------- ------ ----
AIR PRODS & CHEMS INC       COM    009158106   105,389  1,254,330 SH        DEFINED     4,8,12,15     1,254,330
AMERICAN INTL GROUP INC   COM NEW  026874784    62,983  1,784,215 SH        DEFINED   2,7,9,10,11,16  1,784,215
AMYRIS INC                  COM    03236M101    16,598  5,319,921 SH        DEFINED                   5,319,921
APPLE INC                   COM    037833100    14,103     26,500 SH        DEFINED   2,7,9,10,11,16     26,500
BAIDU INC                SPON ADR
                           REP A   056752108    98,241    979,570 SH        DEFINED     1,4, 12,15      979,570
CHENIERE ENERGY INC       COM NEW  16411R208   344,556 18,346,975 SH        DEFINED        5,6       18,346,975
CLEAN ENERGY FUELS CORP                                                               1,2,4,7,9,10,1
                            COM    184499101    16,697  1,341,090 SH        DEFINED     1,12,15,16    1,341,090
EXPEDITORS INTL WASH INC    COM    302130109    36,540    923,900 SH        DEFINED     4,8,12,15       923,900
FACEBOOK INC               CL A    30303M102   114,598  4,305,000 SH        DEFINED     4,12,13,15    4,305,000
ISOFTSTONE HLDGS LTD     SPONSORED
                            ADS    46489B108     6,554  1,538,461 SH        DEFINED      4,12,15      1,538,461
KOSMOS ENERGY LTD           SHS    G5315B107     2,096    169,700 SH        DEFINED     4,8,12,15       169,700
LEVEL 3 COMMUNICATIONS
  INC                     COM NEW  52729N308 1,282,572 55,498,593 SH        DEFINED                  55,498,593
MCDONALDS CORP              COM    580135101    28,227    320,000 SH        DEFINED   2,7,9,10,11,16    320,000
MELCO CROWN ENTMT LTD       ADR    585464100    21,286  1,264,021 SH        DEFINED   2,7,9,10,11,16  1,264,021
MOSAIC CO NEW                                                                         2,4,7,8,9,10,1
                            COM    61945C103 1,160,537 20,493,321 SH        DEFINED   1,12,15,14,16  20,493,321
NQ MOBILE INC               ADR
                          REPSTG
                           CL A    64118U108       212     35,024 SH        DEFINED      4,12,15         35,024
PEABODY ENERGY CORP         COM    704549104    17,557    659,800 SH        DEFINED     4,8,12,15       659,800
PETROLEO BRASILEIRO SA    SP ADR
  PETRO                   NON VTG  71654V101    63,552  3,291,131 SH        DEFINED     1,4,12,15     3,291,131
SEADRILL LIMITED            SHS    G7945E105     3,680    100,000 SH        DEFINED   2,7,9,10,11,16    100,000
TURQUOISE HILL RES LTD      COM    900435108   278,579 36,606,942 SH        DEFINED      3,16,17     36,606,942
YY INC                      ADS
                          REPCOM
                            CLA    98426T106     8,556    600,000 SH        DEFINED     1,4,12,15       600,000

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